Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Loans	$ 357,950	$ 369,970	$ 356,871	$ 341,829	$ 320,132
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	130,998	130,634
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	23,043	31,141
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,600	7,805
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	71,122	76,404
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51,216	52,541
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,939	2,110
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	59,075	57,176
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,957	12,159
Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	355,028	368,926
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	128,910	130,361
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	23,043	31,094
Performing [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,600	7,805
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	70,370	75,798
Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51,134	52,423
Performing [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,939	2,110
Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	59,075	57,176
Performing [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,957	12,159
Non-Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,922	1,044
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,088	273
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans		47
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	752	606
Non-Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 82	$ 118